24. Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income
Income from investment in CFSG Partners	$ 361,044	$ 272,820
Expenses
Outsourcing expense	516,197	420,355
Service contracts - administration	330,563	420,426
Marketing	307,841	275,915
State deposit tax	562,271	544,737
ATM fees	372,609	365,813
Telephone	312,043	326,473
FDIC Insurance	$ 365,804	$ 374,703